Organization and Nature of Operations - Balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,369,861	¥ 8,938,341	¥ 1,296,215
Restricted cash	189,146	1,234,178	140,027
Trade receivable	17,709	115,549	8,303
Inventories	160,614	1,048,004	518,086
Prepayments and other current assets	54,200	353,655	812,956
Assets held for sale, current			17,599
Non-current assets:
Long-term investments	24,958	162,853	126,181	¥ 177,141	¥ 22,514
Property, plant and equipment, net	379,875	2,478,687	2,795,122
Operating lease right-of-use assets, net	195,710	1,277,006	510,227
Intangible assets, net	104,717	683,281	673,867
Other non-current assets	49,224	321,184	311,933
Assets held for sale, non-current			30,253
Total assets	5,574,449	36,373,276	9,513,422
Current liabilities:
Short-term borrowings			238,957
Trade and notes payable	484,370	3,160,515	624,666
Amounts due to related parties	2,943	19,206	9,764
Operating lease liabilities, current	32,265	210,531	177,526
Finance lease liabilities, current			360,781
Deferred revenue, current	41,611	271,510	56,695
Accruals and other current liabilities	99,227	647,459	867,259
Convertible debts, current			692,520
Liabilities held for sale, current			2,862
Non-current liabilities:
Long-term borrowings	78,412	511,638
Deferred revenue, non-current	20,790	135,658	5,943
Operating lease liabilities, non-current	157,127	1,025,253	241,109
Finance lease liabilities, non-current	56,227	366,883
Deferred tax liabilities	5,565	36,309
Other non-current liabilities	28,309	184,717	5,519
Total liabilities	$ 1,006,846	6,569,679	4,932,291
VIEs and VIEs' subsidiaries
Current assets:
Cash and cash equivalents		1,546,193	240,933
Restricted cash		1,234,178	14,455
Short-term investments		2,581,690	1,278,153
Trade receivable		103,271	8,303
Intragroup receivables		7,704,630	1,927,560
Inventories		271,379	389,031
Prepayments and other current assets		254,061	556,112
Assets held for sale, current			17,599
Non-current assets:
Long-term investments		707,685	600,615
Property, plant and equipment, net		2,335,824	1,755,686
Operating lease right-of-use assets, net		1,182,134	508,871
Intangible assets, net		682,083	673,517
Other non-current assets		218,531	130,749
Assets held for sale, non-current			30,253
Total assets		18,821,659	8,131,837
Current liabilities:
Short-term borrowings			238,957
Trade and notes payable		3,107,646	616,340
Intra group payable		12,203,705	3,732,883
Amounts due to related parties		19,206	5,469
Operating lease liabilities, current		170,033	176,669
Finance lease liabilities, current			360,781
Deferred revenue, current		230,720	56,695
Accruals and other current liabilities		453,731	660,010
Convertible debts, current			692,520
Liabilities held for sale, current			2,862
Non-current liabilities:
Long-term borrowings		511,638
Deferred revenue, non-current		102,898	5,943
Operating lease liabilities, non-current		973,455	241,109
Finance lease liabilities, non-current		366,883
Deferred tax liabilities		36,309
Other non-current liabilities		157,907	5,519
Total liabilities		¥ 18,334,131	¥ 6,795,757